CALAMOS INVESTMENT TRUST

Supplement dated August 4, 2020 to the

CALAMOS® FAMILY OF FUNDS

Prospectus and Statement of Additional Information,

each dated February 28, 2020, as amended April 1, 2020,

April 30, 2020, June 5, 2020 and July 21, 2020

Effective immediately, the section titled “Principal Investment Strategies” for the Calamos Timpani Small Cap Growth Fund on page 34 of the Prospectus is hereby deleted and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities of small capitalization companies that the Fund’s investment adviser, CALAMOS ADVISORS LLC (“Calamos Advisors”), believes have sound growth potential. The Fund defines a small capitalization company as any company with a market capitalization less than or equal to the total market capitalization of the largest company included in the Russell 2000® Growth Index. The market capitalization of a security is measured at the time of purchase. A company may grow to a market capitalization that is higher than the largest company included in the Russell 2000® Growth Index after the Fund has purchased its securities; nevertheless, the existing holdings of securities of such a company will continue to be considered a small capitalization company.

Equity securities in which the Fund invests as a part of its principal investment strategy consist of common stocks and American Depositary Receipts (“ADRs”). The Fund may invest up to 25% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country, that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by ADRs or similar depositary arrangements. The Fund’s foreign investments can be denominated in U.S. dollars or in foreign currencies. CALAMOS ADVISORS uses fundamental research to evaluate investment opportunities, focusing on companies that it believes have superior management and whose business models have a high potential for earnings upside. CALAMOS ADVISORS may actively trade portfolio securities. Currently, the Fund has significant investments in the healthcare and technology sectors due to CALAMOS ADVISORS’ investment process yielding opportunities for sound growth potential within those sectors. However, the Fund is actively managed, and its portfolio may change in the future.

Effective immediately, the section titled “Principal Investment Strategies” for the Calamos Timpani SMID Growth Fund on page 39 of the Prospectus is hereby deleted and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities of small and mid-capitalization (“SMID”) companies of issuers primarily located in the United States. Small and mid-capitalization is defined as those companies that fall within the market capitalization range of the Russell 2500® Growth Index. The market capitalization of a security is measured at the time of purchase. A company may grow to a market capitalization that is higher than the largest company included in the Russell 2500® Growth Index after the Fund has purchased its securities; nevertheless, the existing holdings of securities of such a company will continue to be considered a small- or mid-capitalization company. Equity securities in which the Fund invests as a part of its principal investment strategy consist of common stocks and American Depositary Receipts (“ADRs”). The Fund may invest up to 25% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country, that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by ADRs or similar depositary arrangements. The Fund’s foreign investments can be denominated in U.S. dollars or in foreign currencies. CALAMOS ADVISORS uses fundamental research to evaluate investment opportunities, focusing on companies that it believes have superior management and whose business models have a high potential for earnings upside. CALAMOS ADVISORS may actively trade portfolio securities. From time to time, the Fund may have significant investments in certain sectors due to CALAMOS ADVISORS’ investment process yielding opportunities for sound growth potential within those sectors. The Fund’s sector concentrations may vary.

Effective immediately, the section titled “Principal Investment Strategies” for the Calamos Select Fund on page 59 of the Prospectus is hereby deleted and replaced with the following:

The Fund anticipates that it will invest primarily in equity securities issued by U.S. companies. The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion. The market capitalization of a security is measured at the time of purchase. The Fund may invest up to 25% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts (“ADRs”) or similar depository arrangements. The Fund’s foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the “full faith and credit” of that government.

In pursuing its investment objective, the Fund seeks out stocks that, in the investment adviser’s opinion, are undervalued according to certain financial measurements of their intrinsic value (such as the present value of the company’s future free cash flow). The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Effective immediately, the section titled “Principal Investment Strategies” for the Calamos International Growth Fund on page 64 of the Prospectus is hereby deleted and replaced with the following:

The Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally diversified manner, with at least 40% of its assets in securities of foreign issuers. Securities of foreign issuers are securities issues by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts (“ADRs”) or similar depository arrangements. The Fund’s foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the “full faith and credit” of that government. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion. The market capitalization of a security is measured at the time of purchase.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer some of the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The investment adviser takes environmental, social and governance (“ESG”) factors into account in making investment decisions. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Effective immediately, the section titled “Principal Investment Strategies” for the Calamos Global Equity Fund on page 74 of the Prospectus is hereby deleted and replaced with the following:

The Fund invests primarily in a globally-diversified portfolio of equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities, including convertible securities convertible into equity securities. The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion. The market capitalization of a security is measured at the time of purchase.

The Fund anticipates that, under normal circumstances, the investment adviser’s process will result in the Fund investing in a globally diversified manner, with at least 40% of its assets in securities of foreign issuers. Securities of foreign issuers are securities issues by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts (“ADRs”) or similar depository arrangements. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

In its fundamental analysis, the Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The investment adviser takes environmental, social and governance (“ESG”) factors into account in making investment decisions. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Effective immediately, the second Other Accounts Managed table beginning on page 62 of the Statement of Additional Information shall be deleted and replaced with the following:

Number of Accounts and Assets for which Advisory Fee is Performance Based as of October 31, 2019

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets

John P. Calamos Sr.	2	285,877,403	0	-	0	-
R. Matthew Freund (4)	0	-	0	-	0	-
Michael Grant	0	-	0	-	0	-
John Hillenbrand (1)(3)	2	285,877,403	0	-	0	-
Nick Niziolek	2	285,877,403	0	-	0	-
Eli Pars	2	285,877,403	0	-	0	-
Brandon Nelson	0	-	0	-	1	16,039,674
Jon Vacko (1)(3)	2	285,877,403	0	-	0	-

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets
Dennis Cogan	2	285,877,403	0	-	0	-
Jason Hill	0	-	0	-	0	-
David O’Donohue	0	-	0	-	0	-
Joe Wysocki	0	-	0	-	0	-
Chuck Carmody	0	-	0	-	0	-
Ryan Isherwood	0	-	0	-	4	1,508,460
John Saf	0	-	0	-	0	-
Jimmy Young	0	-	0	-	0	-
Brad Jackson (2)	0	-	0	-	0	-
Michael Kassab (2)	0	-	0	-	0	-
Bill Rubin (2)	0	-	0	-	0	-

(1)	John Hillenbrand and Jon Vacko are removed from Select Fund as of February 28, 2020.
(2)	Brad Jackson, Michael Kassab, and Bill Rubin are added to Select Fund as of February 28, 2020.
(3)	John Hillenbrand and Jon Vacko are removed from Growth Fund as of April 1, 2020.
(4)	R. Matthew Freund is added to Growth Fund as of April 1, 2020.

Effective immediately, the tables on pages 64 and 65 of the Statement of Additional Information shall be deleted and replaced with the following:

As of October 31, 2019, the portfolio managers held the following amounts in the Funds:

	MARKET NEUTRAL INCOME FUND	HEDGED EQUITY FUND	PHINEUS LONG/SHORT FUND	CONVERTIBLE FUND	GLOBAL CONVERTIBLE FUND
John P. Calamos, Sr.(1)	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000	$100,001 - $500,000
R. Matthew Freund	None	None	None	None	None
Michael Grant	None	None	Over $1,000,000	None	None
John Hillenbrand	None	None	None	$100,001 - $500,000	None
Nick Niziolek	None	None	None	None	None
Eli Pars	$500,001 - $1,000,000	$500,001 - $1,000,000	None	$10,001 - $50,000	$500,001 - $1,000,000
Brandon Nelson	$50,001 - $100,000	None	None	None	None
Jon Vacko	None	None	None	$100,001 - $500,000	None
Dennis Cogan	None	None	None	None	None
Jason Hill	$100,001 - $500,000	$500,000 - $1,000,000	$50,001 - $100,000	None	$1 - $10,000
David O’Donohue	$100,001 - $500,000	$100,001 - $500,000	$10,001 - $50,000	$100,001 - $500,000	$50,001 - $100,000
Joe Wysocki	$50,001 - $100,000	None	None	$100,001 - $500,000	$10,001 - $50,000
Chuck Carmody	None	None	None	None	None
Ryan Isherwood	None	None	None	None	None
John Saf	None	None	None	None	None
Jimmy Young	$10,001 - $50,000	$500,001 - $1,000,000	None	None	None
Brad Jackson	None	None	None	None	None
Michael Kassab	None	None	None	None	None
Bill Rubin	None	None	None	None	None

	TIMPANI SMALL CAP GROWTH FUND	TIMPANI SMID GROWTH FUND	GROWTH FUND	GROWTH AND INCOME FUND	DIVIDEND GROWTH FUND
John P. Calamos, Sr.(1)	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000	None
R. Matthew Freund	None	None	None	None	None
Michael Grant	None	None	None	None	None
John Hillenbrand	None	None	None	$100,001 - $500,000	None
Nick Niziolek	None	None	$1 - $10,000	None	None
Eli Pars	None	None	None	None	None

	TIMPANI SMALL CAP GROWTH FUND	TIMPANI SMID GROWTH FUND	GROWTH FUND	GROWTH AND INCOME FUND	DIVIDEND GROWTH FUND
Brandon Nelson	Over $1,000,000	$100,001 - $500,000	None	None	None
Jon Vacko	None	None	None	$100,001 - $500,000	None
Dennis Cogan	None	None	None	None	None
Jason Hill	None	None	None	None	None
David O’Donohue	None	None	None	None	None
Joe Wysocki	None	None	None	$100,001 - $500,000	None
Chuck Carmody	None	None	None	None	None
Ryan Isherwood	$50,001 - $100,000	None	None	None	None
John Saf	None	None	None	None	None
Jimmy Young	None	None	None	None	None
Brad Jackson	None	None	None	None	None
Michael Kassab	None	None	None	None	None
Bill Rubin	None	None	None	None	None

	SELECT FUND	INTERNATIONAL GROWTH FUND	EVOLVING WORLD GROWTH FUND	GLOBAL EQUITY FUND
John P. Calamos, Sr.(1)	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
R. Matthew Freund	None	None	None	None
Michael Grant	None	None	None	None
John Hillenbrand	None	$50,001 - $100,000	None	None
Nick Niziolek	None	$500,001 - $1,000,000	$100,001 - $500,000	$100,001 - $500,000
Eli Pars	None	None	None	None
Brandon Nelson	None	None	$50,001 - $100,000	None
Jon Vacko	$100,001 - $500,000	$100,001 - $500,000	$100,001 - $500,000	None
Dennis Cogan	None	$100,001 - $500,000	$50,001 - $100,000	$1 - $10,000
Jason Hill	None	None	None	None
David O’Donohue	None	None	None	None
Joe Wysocki	None	$10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000
Chuck Carmody	None	None	None	None
Ryan Isherwood	None	None	None	None
John Saf	None	None	None	None
Jimmy Young	None	None	None	None
Brad Jackson	None	None	None	None
Michael Kassab	None	None	None	None
Bill Rubin	None	None	None	None

	GLOBAL GROWTH AND INCOME FUND	TOTAL RETURN BOND FUND	HIGH INCOME OPPORTUNITIES FUND	SHORT-TERM BOND FUND
John P. Calamos, Sr.(1)	Over $1,000,000	Over $1,000,000	Over $1,000,000	$100,000 - $500,000
R. Matthew Freund	None	$50,001 - $100,000	$50,001 - $100,000	$500,001 - $1,000,000
Michael Grant	None	None	None	None
John Hillenbrand	None	None	None	None
Nick Niziolek	$100,001 - $500,000	None	None	None
Eli Pars	$10,001 - $50,000	None	None	None
Brandon Nelson	$50,001 - $100,000	None	None	None
Jon Vacko	$100,001 - $500,000	None	None	None
Dennis Cogan	$100,001 - $500,000	None	None	None
Jason Hill	None	None	None	None
David O’Donohue	None	None	None	None
Joe Wysocki	$1 - $10,000	None	None	None
Chuck Carmody	None	$100,001 - $500,000	$100,001 - $500,000	$10,001 - $50,000

	GLOBAL GROWTH AND INCOME FUND	TOTAL RETURN BOND FUND	HIGH INCOME OPPORTUNITIES FUND	SHORT-TERM BOND FUND
Ryan Isherwood	None	None	None	None
John Saf	None	None	None	None
Jimmy Young	None	None	None	None
Brad Jackson	None	None	None	None
Michael Kassab	None	None	None	None
Bill Rubin	None	None	None	None

(1)

Pursuant to Rule 16a-1(a)(2) of the 1934 Act, John P. Calamos, Sr. may be deemed to have indirect beneficial ownership of Fund shares held by Calamos Investments LLC, its subsidiaries, and its parent companies (Calamos Asset Management, Inc. and Calamos Partners LLC, and its parent company Calamos Family Partners, Inc.) due to his direct or indirect ownership interest in those entities. As a result, these amounts reflect any holdings of those entities in addition to the individual, personal accounts of John P. Calamos, Sr.

Please retain this supplement for future reference